Schedule of Investments
November 30, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.48%
New York–91.22%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2035	$745	$783,937
Series 2018 A, RB	5.00%	12/15/2036	780	818,135
Series 2018 A, RB	5.00%	12/15/2037	820	857,346
Series 2018 A, RB	5.00%	12/15/2038	500	521,287
Series 2018 B, RB(a)	5.00%	12/15/2030	240	251,688
Series 2018 B, RB(a)	5.00%	12/15/2031	300	314,304
Series 2018 B, RB(a)	5.00%	12/15/2032	320	334,618
Albany Capital Resource Corp. (Albany Law School of Union University);
Series 2017 A, Ref. RB	5.00%	07/01/2029	1,500	1,526,890
Series 2017 A, Ref. RB	5.00%	07/01/2031	1,520	1,547,023
Albany Capital Resource Corp. (Brighter Choice Elementary); Series 2021, Ref. RB	3.25%	04/01/2031	4,555	4,291,228
Albany Capital Resource Corp. (College of Saint Rose (The));
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $568,397)(b)(c)	4.00%	07/01/2026	578	28,898
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $585,852)(b)(c)	4.00%	07/01/2026	601	30,026
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $602,429)(b)(c)	4.00%	07/01/2027	623	31,154
Series 2021, Ref. RB (Acquired 04/27/2023; Cost $283,681)(b)(c)	4.00%	07/01/2028	330	16,493
Series 2021, Ref. RB (Acquired 10/28/2021; Cost $4,419,189)(b)(c)	4.00%	07/01/2036	4,113	205,670
Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.); Series 2016 A, Ref. RB	5.00%	05/01/2026	300	301,745
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools);
Series 2024, RB	4.00%	06/01/2034	345	346,390
Series 2024, RB	4.50%	06/01/2044	1,780	1,688,492
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	5.00%	10/01/2027	655	666,649
Series 2018, Ref. RB	5.00%	10/01/2028	690	708,531
Series 2018, Ref. RB	5.00%	10/01/2029	730	749,160
Series 2018, Ref. RB	5.00%	10/01/2030	760	779,824
Series 2018, Ref. RB	5.00%	10/01/2031	805	824,624
Series 2018, Ref. RB	5.00%	10/01/2043	540	521,152
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2027	550	558,913
Series 2016, Ref. RB	5.25%	11/01/2028	1,130	1,148,357
Series 2016, Ref. RB	5.25%	11/01/2029	1,000	1,016,222
Series 2016, Ref. RB	5.25%	11/01/2030	650	660,687
Series 2016, Ref. RB	5.25%	11/01/2031	650	660,516
Broome County Local Development Corp. (United Health Services Hospital); Series 2020, Ref. RB (INS - AGI)(d)	4.00%	04/01/2039	1,400	1,405,367
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology); Series 2017 A, Ref. RB	4.50%	06/01/2027	640	645,861
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2026	150	151,632
Series 2018, Ref. RB	5.00%	10/01/2027	150	153,549
Series 2018, Ref. RB	5.00%	10/01/2028	165	170,819
Series 2018, Ref. RB	5.00%	10/01/2029	175	181,254
Series 2018, Ref. RB	5.00%	10/01/2030	200	206,897
Series 2018, Ref. RB	5.00%	10/01/2031	200	206,661
Series 2018, Ref. RB	5.00%	10/01/2033	100	102,952
Series 2018, Ref. RB	5.00%	10/01/2037	405	413,373
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	9,015	9,021,401
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	1,385	1,394,947
Build NYC Resource Corp. (Bay Ridge Preparatory School); Series 2024, RB(e)	5.00%	09/01/2039	900	910,193
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	4.00%	06/01/2028	595	596,111
Series 2018, RB	5.00%	06/01/2033	1,190	1,209,397
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Build NYC Resource Corp. (Brooklyn Navy Yard);
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(e)(f)	5.00%	12/31/2028	$5,430	$5,462,257
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(e)(f)	5.25%	12/31/2033	10,000	10,090,987
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(e)(f)	5.50%	12/31/2040	5,000	4,933,549
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2036	125	127,612
Series 2019, RB	4.00%	07/01/2037	150	152,383
Series 2019, RB	4.00%	07/01/2038	150	152,045
Build NYC Resource Corp. (Civic Bronx LLC - Bold Charter School); Series 2025, RB(e)	5.00%	07/01/2035	1,390	1,420,542
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(e)	5.00%	12/01/2039	1,700	1,559,688
Build NYC Resource Corp. (ERE425, LLC - Zeta Charter Schools, Inc.);
Series 2025 A, RB(e)	4.25%	10/15/2035	1,460	1,458,506
Series 2025 A, RB(e)	5.00%	10/15/2040	3,720	3,789,858
Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022, RB	5.00%	07/01/2042	600	605,511
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2028	300	304,250
Series 2017, Ref. RB	3.00%	08/01/2031	1,000	929,340
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School);
Series 2017, RB(e)	5.00%	06/01/2027	450	452,614
Series 2017, RB(e)	5.00%	06/01/2032	500	502,417
Build NYC Resource Corp. (New Dawn Charter Schools); Series 2019, RB(e)	5.00%	02/01/2033	945	944,023
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2036	1,010	1,010,329
Build NYC Resource Corp. (Nightingale-Bamford School); Series 2025, RB	5.00%	07/01/2040	5,760	6,366,352
Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB(e)	4.00%	06/15/2031	295	289,321
Build NYC Resource Corp. (Richmond Prep Charter School); Series 2021 A, RB(e)	5.00%	06/01/2036	525	495,702
Build NYC Resource Corp. (Royal Charter Properties, Inc. - New York & Presbyterian Hospital Leasehold); Series 2012, RB (INS - AGI)(d)	4.75%	12/15/2026	365	365,204
Build NYC Resource Corp. (Seton Education Partners-Brilla); Series 2021 A, RB(e)	4.00%	11/01/2031	1,270	1,268,069
Build NYC Resource Corp. (Success Academy Charter Schools); Series 2024, RB	5.00%	09/01/2035	1,200	1,302,041
Build NYC Resource Corp. (Trips Obligated Group); Series 2025, RB(a)	5.50%	07/01/2041	335	365,565
Build NYC Resource Corp. (Urban Resource Insititute ); Series 2025 A, RB	4.13%	12/01/2035	775	808,965
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2016 A, Ref. RB	5.00%	05/01/2026	415	417,896
Series 2016 A, Ref. RB	5.00%	05/01/2027	445	448,193
Series 2016 A, Ref. RB	5.00%	05/01/2028	465	468,432
Series 2016 A, Ref. RB	5.00%	05/01/2029	485	488,540
Series 2016 A, Ref. RB	5.00%	05/01/2030	510	513,564
Series 2016 A, Ref. RB	5.00%	05/01/2031	540	543,643
Chautauqua County Capital Resource Corp. (NRG Energy); Series 2020, Ref. RB(g)	4.25%	04/03/2028	7,500	7,622,809
Chautauqua Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.00%	06/01/2029	425	418,450
Dobbs Ferry Local Development Corp. (Mercy College);
Series 2014, RB	5.00%	07/01/2039	2,125	2,126,420
Series 2014, RB	5.00%	07/01/2044	2,000	2,000,626
Dutchess County Local Development Corp. (Culinary Institute);
Series 2021, Ref. RB	5.00%	07/01/2032	325	354,806
Series 2021, Ref. RB	4.00%	07/01/2036	1,040	1,055,927
Series 2021, Ref. RB	4.00%	07/01/2038	1,170	1,172,618
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2016 A, Ref. RB	5.00%	07/01/2030	1,255	1,263,121
Series 2016 A, Ref. RB	5.00%	07/01/2032	225	226,312
Series 2016 B, RB	5.00%	07/01/2035	1,185	1,195,053
Elmira (City of), NY;
Series 2019, GO Bonds(e)	5.00%	07/01/2033	1,485	1,519,355
Series 2020, GO Bonds	5.00%	07/01/2026	220	222,253
Series 2020, GO Bonds	5.00%	07/01/2035	1,500	1,595,221
Erie (County of), NY (Buffalo Bills Stadium); Series 2024 B, GO Bonds	5.25%	09/15/2043	3,000	3,320,792
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2031	11,625	11,628,005
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Essex County Capital Resource Corp. (North Country Community College Association, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2026	$90	$90,364
Series 2017, Ref. RB	5.00%	06/01/2027	100	101,181
Series 2017, Ref. RB	5.00%	06/01/2028	100	101,136
Series 2017, Ref. RB	5.00%	06/01/2031	320	323,048
Series 2017, Ref. RB	5.00%	06/01/2035	255	256,595
Franklin (County of), NY Solid Waste Management Authority;
Series 2012, RB	5.00%	06/01/2027	360	360,567
Series 2019, RB(a)	4.00%	06/01/2026	950	953,534
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group);
Series 2022 A, Ref. RB	5.00%	12/01/2035	600	648,988
Series 2022 A, Ref. RB	5.00%	12/01/2039	2,070	2,184,588
Series 2022 A, Ref. RB	5.00%	12/01/2040	2,170	2,273,433
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-1, RB(e)	4.75%	07/01/2028	710	704,535
Hempstead Town Local Development Corp. (Adelphi University); Series 2013, RB	5.00%	09/01/2043	5,000	5,001,766
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(e)	6.15%	12/01/2029	1,535	1,591,980
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2034	1,800	1,800,928
Series 2014, RB	5.00%	07/01/2044	1,000	1,000,261
Series 2017, Ref. RB	5.00%	07/01/2029	775	796,709
Series 2017, Ref. RB	5.00%	07/01/2030	675	693,367
Series 2017, Ref. RB	5.00%	07/01/2031	615	630,888
Series 2017, Ref. RB	5.00%	07/01/2032	1,110	1,137,240
Series 2017, Ref. RB	5.00%	07/01/2035	865	881,810
Series 2017, Ref. RB	5.00%	07/01/2036	680	692,262
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	5.00%	02/15/2037	5,000	5,115,216
Series 2017 A, Ref. RB	5.00%	02/15/2038	5,260	5,377,345
Series 2017 A, Ref. RB	4.00%	02/15/2044	4,000	3,862,898
Hudson Yards Infrastructure Corp. (Green Bonds); Series 2021 A, Ref. RB	4.00%	02/15/2040	8,845	9,009,604
Long Island (City of), NY Power Authority;
Series 2016 B, Ref. RB	5.00%	09/01/2036	6,500	6,579,344
Series 2017, RB	5.00%	09/01/2042	10,500	10,747,815
Series 2018, RB	5.00%	09/01/2038	1,270	1,333,032
Series 2020 A, Ref. RB	4.00%	09/01/2040	195	197,421
Series 2025 A, Ref. RB (INS - BAM)(d)	5.00%	09/01/2036	5,000	5,875,558
Metropolitan Transportation Authority;
Series 2016 B, Ref. RB	5.00%	11/15/2037	7,500	7,600,435
Series 2025 B, Ref. RB	5.00%	11/15/2036	2,500	2,847,589
Series 2025 B, Ref. RB	5.00%	11/15/2041	2,000	2,173,784
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School); Series 2024, RB(e)	5.00%	07/01/2034	830	860,233
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2026	350	350,498
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2017, Ref. RB	4.00%	10/01/2034	600	600,917
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2026	400	400,848
Series 2013 A, Ref. RB	5.00%	12/01/2027	345	345,697
Series 2013 A, Ref. RB	5.00%	12/01/2028	1,315	1,317,557
Series 2013 A, Ref. RB	5.00%	12/01/2032	1,450	1,452,109
Series 2013 A, Ref. RB	5.00%	12/01/2037	3,100	3,104,474
Series 2013 A, Ref. RB	5.00%	12/01/2042	4,485	4,485,756
Series 2017, RB	5.00%	12/01/2029	1,000	1,014,344
Series 2017, RB	5.00%	12/01/2034	1,100	1,110,671
Series 2017, RB	5.00%	12/01/2035	1,055	1,064,139
Series 2017, RB	5.00%	12/01/2036	2,525	2,544,066
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	4,515	4,456,504
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (University of Rochester);
Series 2015 A, Ref. RB	5.00%	07/01/2032	$1,500	$1,505,784
Series 2015 A, Ref. RB	5.00%	07/01/2033	1,785	1,791,883
Nassau (County of), NY;
Series 2017 B, GO Bonds	5.00%	04/01/2031	365	376,418
Series 2018 B, GO Bonds (INS - AGI)(d)	5.00%	07/01/2038	5,450	5,680,996
Series 2018 B, GO Bonds (INS - AGI)(d)	5.00%	07/01/2039	4,775	4,968,681
Series 2018 B, GO Bonds (INS - AGI)(d)	5.00%	07/01/2045	4,000	4,089,001
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group);
Series 2014, RB	5.00%	07/01/2030	1,500	1,505,117
Series 2014, RB	5.00%	07/01/2032	660	661,921
Series 2014, RB	5.00%	07/01/2033	1,050	1,052,868
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	4.70%	12/01/2028	730	685,216
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	1,609	1,348,193
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-1, RB(e)	4.20%	08/01/2028	1,425	1,331,561
New York & New Jersey (States of) Port Authority;
One Hundred Eighty Third Series 2014, RB	5.00%	12/15/2026	850	851,500
One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2036	2,615	2,615,180
One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2038	5,000	4,999,816
One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2040	10,000	9,952,172
One Hundred Ninety Fifth Series 2016, Ref. RB(a)	5.00%	04/01/2036	10,230	10,341,712
Series 2016 197, Ref. RB(a)	5.00%	11/15/2035	7,000	7,090,364
Series 2019, RB(a)	4.00%	11/01/2041	5,000	4,904,051
Series 2023, Ref. RB(a)	5.00%	12/01/2034	6,960	7,775,238
Two Hundred Forty Ninth Series 2025, Ref. RB(a)	5.00%	10/15/2035	2,500	2,838,934
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2034	6,500	7,357,091
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2036	3,655	4,061,344
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2039	3,420	3,711,992
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2040	750	806,771
Two Hundred Second Series 2017, Ref. RB(a)	5.00%	04/15/2037	12,235	12,469,448
Two Hundred Sixth Series 2017, Ref. RB(a)	5.00%	11/15/2042	12,000	12,178,582
Two Hundred Twenty First Series 2020, RB(a)	5.00%	07/15/2031	4,525	4,880,259
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2027	45	45,467
Series 1996 J, GO Bonds	5.50%	02/15/2026	5	5,011
Series 1997 C, GO Bonds (INS - NATL)(d)	5.50%	11/15/2037	10	10,019
Series 2002 D, GO Bonds	5.50%	06/01/2028	5	5,011
Series 2016 B-1, GO Bonds	5.00%	12/01/2041	7,775	7,851,884
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	595	617,988
Series 2020 D-1, GO Bonds	4.00%	03/01/2042	6,250	6,122,634
Series 2024 D, GO Bonds	4.00%	04/01/2041	1,000	994,699
Series 2024 D, GO Bonds	4.00%	04/01/2045	5,000	4,738,818
Series 2025 D, GO Bonds	5.00%	10/01/2038	4,000	4,534,578
Series 2025 D, GO Bonds	5.00%	10/01/2040	4,000	4,443,719
Series 2025 D, GO Bonds	5.00%	10/01/2041	6,000	6,561,986
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2041	2,860	3,089,631
Subseries 2023 E-1, GO Bonds	4.00%	04/01/2042	3,500	3,428,440
Subseries 2025 G-1, GO Bonds	5.00%	02/01/2040	5,750	6,378,811
Subseries 2025 G-1, GO Bonds	5.00%	02/01/2042	2,500	2,708,362
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (INS - FGIC) (CPI Rate + 0.88%)(d)(h)	3.89%	03/01/2026	985	985,452
Series 2006, RB (INS - FGIC) (CPI Rate + 0.89%)(d)(h)	3.90%	03/01/2027	1,000	1,002,277
New York (City of), NY Municipal Water Finance Authority;
Series 2018 FF, Ref. RB	5.00%	06/15/2039	5,750	5,971,439
Series 2019 CC-1, RB	4.00%	06/15/2040	7,150	7,162,981
Series 2020 AA-2, RB	4.00%	06/15/2043	10,000	9,741,210
Series 2022 DD, Ref. VRD RB(i)	1.25%	06/15/2033	3,325	3,325,000
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2016 A-1, RB	5.00%	05/01/2037	$3,085	$3,100,348
Series 2016 S-1, RB(g)(j)	5.00%	01/15/2026	5,000	5,014,833
Series 2017 A-2, RB	5.00%	08/01/2039	7,545	7,740,640
Series 2017 A-E-1, RB	5.00%	02/01/2038	7,980	8,137,319
Series 2017 A-E-1, RB	5.00%	02/01/2039	2,455	2,501,394
Series 2017 F-1, RB	5.00%	05/01/2042	21,840	22,193,480
Series 2018 S-1, RB	5.00%	07/15/2043	3,465	3,550,386
Series 2018 S-1, RB	5.00%	07/15/2045	5,000	5,101,170
Series 2018 S-3, RB	5.25%	07/15/2045	10,625	10,915,926
Series 2019 B-1, RB	4.00%	11/01/2042	9,410	9,246,988
Series 2022, RB	4.00%	02/01/2043	5,000	4,856,594
Series 2024 A-1, Ref. RB	5.00%	11/01/2039	2,000	2,225,540
Series 2024 B-1, Ref. RB	5.00%	11/01/2037	2,500	2,826,834
Series 2024 D, RB	5.25%	05/01/2045	3,000	3,226,669
Series 2024 G-1, RB	5.00%	05/01/2044	3,255	3,443,134
Series 2025 A-1, RB	5.00%	05/01/2037	2,050	2,354,151
Series 2025 B, RB	5.00%	05/01/2044	1,000	1,066,256
Series 2025 E, RB	5.00%	11/01/2042	7,315	7,925,332
Series 2025 H-1, RB	5.00%	11/01/2043	2,170	2,334,492
Series 2025 S-1, RB	5.00%	07/15/2038	5,000	5,740,803
Subseries 2016 B-1, RB	5.00%	08/01/2038	10,000	10,064,498
Subseries 2016 E-1, RB	5.00%	02/01/2037	3,905	3,912,737
Subseries 2016 F-3, RB	3.25%	02/01/2041	13,000	11,360,283
Subseries 2018 A-1, RB	5.00%	08/01/2040	1,760	1,827,204
Subseries 2018 S-3, Ref. RB	5.00%	07/15/2036	7,500	7,856,353
Subseries 2019 B-1, RB	4.00%	11/01/2040	1,500	1,503,335
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts); Series 2020 A, Ref. RB	4.00%	12/01/2035	300	307,143
New York (State of) Dormitory Authority;
Series 2012 F, RB (INS - AGI)(d)	5.00%	10/01/2027	35	35,060
Series 2012 F, RB (INS - AGI)(d)	5.00%	10/01/2028	5	5,009
Series 2012, RB	5.00%	10/01/2026	120	120,211
Series 2012, RB	5.00%	10/01/2027	65	65,113
Series 2012, RB	5.00%	10/01/2028	50	50,072
Series 2015, Ref. RB	5.00%	07/01/2043	1,585	1,585,652
Series 2016, Ref. RB(e)(j)	5.00%	12/01/2026	1,425	1,441,368
Series 2018 A, RB	5.00%	07/01/2040	4,250	4,419,722
Series 2018 A, Ref. RB	5.00%	08/01/2032	3,935	4,043,548
Series 2018 A, Ref. RB	5.00%	03/15/2045	4,000	4,086,342
Series 2020 A, Ref. RB(g)(j)	4.00%	09/15/2030	5	5,337
Series 2020 A, Ref. RB(g)(j)	4.00%	09/15/2030	5	5,337
Series 2020 A, Ref. RB	4.00%	03/15/2043	11,740	11,420,995
Series 2022, Ref. RB	5.00%	05/01/2038	2,000	2,157,528
Series 2024 A, RB	5.25%	05/01/2037	875	960,447
Series 2024 A, RB	5.25%	05/01/2038	875	952,650
Series 2024 A, RB (INS - AGI)(d)	5.00%	10/01/2038	3,400	3,731,614
Series 2024 A, RB	5.25%	05/01/2039	500	541,212
Series 2024 A, RB	5.25%	05/01/2040	400	427,550
Series 2024 A, Ref. RB	5.00%	03/15/2044	5,000	5,332,530
Series 2025 A, RB (INS - AGI)(d)	5.00%	10/01/2038	4,000	4,557,206
Series 2025 A, Ref. RB	5.00%	03/15/2043	1,000	1,087,513
Series 2025 A, Ref. RB	5.00%	03/15/2044	5,500	5,915,393
Series 2025 C, Ref. RB	5.00%	03/15/2040	2,125	2,389,628
Series 2025 C, Ref. RB	5.00%	03/15/2041	2,000	2,222,835
Series 2025 C, Ref. RB	5.00%	03/15/2043	5,565	6,061,463
New York (State of) Dormitory Authority (Bidding Group 2); Series 2018 E, Ref. RB	5.00%	03/15/2037	8,000	8,412,799
New York (State of) Dormitory Authority (Bidding Group 3); Series 2018 A, RB	5.00%	03/15/2038	3,500	3,640,603
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2019 A, Ref. RB	4.00%	07/01/2040	$650	$550,146
Series 2019 A, Ref. RB	5.00%	07/01/2041	700	660,155
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - Jawonio, Inc.); Series 2017 A, RB(e)	4.63%	12/01/2027	435	411,834
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - United Cerebral Palsy Associations of New York State, Inc.);
Series 2017 A-1, RB (Acquired 05/23/2017; Cost $1,275,000)(c)(e)	4.88%	09/01/2027	1,275	1,239,521
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $745,000)(c)(e)	4.63%	10/01/2027	745	718,479
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(d)	5.25%	07/01/2028	2,265	2,320,362
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2034	8,000	8,001,274
Series 2015 A, Ref. RB	5.00%	07/01/2035	2,395	2,395,216
New York (State of) Dormitory Authority (Maimonides Medical Center);
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2038	300	302,436
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2039	400	402,490
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2040	400	402,140
New York (State of) Dormitory Authority (Master Boces Program); Series 2020, RB	4.00%	08/15/2041	2,000	1,990,133
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2017, Ref. RB	5.00%	07/01/2042	7,030	7,166,085
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2024, RB	5.25%	11/01/2037	3,685	4,093,000
Series 2024, RB	5.25%	11/01/2040	2,000	2,170,756
Series 2024, RB	5.25%	11/01/2041	1,900	2,041,717
New York (State of) Dormitory Authority (New School (The));
Series 2022 A, Ref. RB	5.00%	07/01/2039	750	793,597
Series 2022 A, Ref. RB	5.00%	07/01/2040	1,000	1,049,330
New York (State of) Dormitory Authority (New York Orange Regional Medical Center Obligated Group);
Series 2015, Ref. RB(e)	5.00%	12/01/2031	2,100	2,100,564
Series 2015, Ref. RB(e)	5.00%	12/01/2032	1,100	1,100,241
New York (State of) Dormitory Authority (New York University); Series 2017 A, Ref. RB	5.00%	07/01/2043	260	264,651
New York (State of) Dormitory Authority (Orchard Park CCRC, Inc. Obligated Group);
Series 2025 B-2, RB	3.32%	11/15/2030	1,195	1,195,516
Series 2025 B-3, RB	3.45%	11/15/2031	1,310	1,309,895
New York (State of) Dormitory Authority (Pace University); Series 2024 A, RB	5.25%	05/01/2033	710	791,293
New York (State of) Dormitory Authority (Pratt Institute); Series 2016, Ref. RB	5.00%	07/01/2039	500	503,549
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	4.00%	07/01/2044	4,000	3,811,352
New York (State of) Dormitory Authority (Rosewell Park Cancer Insititute Obligated Group);
Series 2025 A, RB (INS - AGI)(d)	5.00%	07/01/2036	350	397,505
Series 2025 A, RB (INS - AGI)(d)	5.00%	07/01/2037	745	837,778
Series 2025 A, RB (INS - AGI)(d)	5.00%	07/01/2038	1,225	1,365,617
New York (State of) Dormitory Authority (School Districts Revenue Bond Financing Program);
Series 2013 A, RB (INS - AGI)(d)	5.00%	10/01/2026	2,740	2,744,930
Series 2013 A, RB (INS - AGI)(d)	5.00%	10/01/2027	2,485	2,489,225
Series 2013 C, RB	5.00%	10/01/2026	1,665	1,667,533
Series 2013 C, RB	5.00%	10/01/2027	1,885	1,888,160
Series 2013 E, RB (INS - AGI)(d)	5.00%	10/01/2026	3,190	3,195,740
New York (State of) Dormitory Authority (St. John’s University);
Series 2025, Ref. RB	5.00%	07/01/2036	1,650	1,889,981
Series 2025, Ref. RB	5.00%	07/01/2037	1,250	1,420,962
New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	5.00%	07/01/2026	100	100,201
Series 2021, RB	5.00%	07/01/2027	120	120,671
Series 2021, RB	5.00%	07/01/2028	75	75,758
Series 2021, RB	5.00%	07/01/2029	100	101,351
Series 2021, RB	5.00%	07/01/2030	75	76,177
Series 2021, RB	4.00%	07/01/2035	200	184,071
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB	5.00%	07/01/2034	$1,330	$1,290,992
Series 2022, Ref. RB	5.00%	07/01/2036	735	699,248
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB (INS - AGI)(d)	5.25%	10/01/2040	1,250	1,375,322
Series 2024, RB (INS - AGI)(d)	5.25%	10/01/2041	1,375	1,495,753
Series 2024, RB (INS - AGI)(d)	5.25%	10/01/2042	1,250	1,343,709
New York (State of) Energy Research & Development Authority (New York State Electric & Gas Corp.); Series 2004 C, Ref. RB	4.00%	04/01/2034	8,000	8,305,317
New York (State of) Housing Finance Agency;
Series 2003, VRD RB (LOC - Freddie Mac)(f)(i)	2.20%	05/01/2035	8,000	8,000,000
Series 2007, RB(a)	5.05%	08/15/2039	895	895,537
Series 2009, VRD RB (LOC - Fannie Mae)(f)(i)	1.90%	05/15/2039	12,910	12,910,000
Series 2020 C, RB (CEP - Federal Housing Administration)	4.10%	11/01/2041	8,950	8,998,070
New York (State of) Housing Finance Agency (Division Street); Series 2006 A, RB(a)	5.00%	02/15/2026	25	25,028
New York (State of) Housing Finance Agency (Green Bonds);
Series 2023 E-2, RB(g)	3.80%	05/01/2027	4,000	4,001,124
Series 2023 E-2, RB(g)	3.88%	05/01/2028	4,380	4,382,533
New York (State of) Housing Finance Agency (Secured Mortgage Program); Series 2001 A, RB(a)	5.60%	08/15/2033	895	896,182
New York (State of) Mortgage Agency; Two Hundred Eighteen Series 2019, Ref. RB(a)	3.60%	04/01/2033	1,795	1,796,476
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 253, RB(a)	4.70%	10/01/2038	1,180	1,213,969
Series 2024-259, RB(a)	4.45%	10/01/2039	3,300	3,360,162
Two Hundred Twenty Third Series 2019, RB	2.15%	04/01/2029	1,010	968,991
New York (State of) Thruway Authority;
Series 2016 A, RB	5.00%	01/01/2041	5,455	5,458,082
Series 2019 B, RB (INS - AGI)(d)	4.00%	01/01/2040	12,690	12,711,828
New York (State of) Thruway Authority (Bidding Group 3); Series 2022, Ref. RB	4.00%	03/15/2043	24,500	23,755,183
New York (State of) Thruway Authority (Group 1); Series 2021 O, Ref. RB	4.00%	01/01/2043	5,650	5,564,131
New York (State of) Utility Debt Securitization Authority;
Series 2015, Ref. RB	5.00%	12/15/2036	11,430	11,440,127
Series 2015, Ref. RB	5.00%	12/15/2037	10,000	10,008,860
Series 2017, RB	5.00%	12/15/2040	13,260	13,731,663
New York City Health and Hospitals Corp.;
Series 1999 E, RB	6.25%	05/01/2036	35	35,074
Series 2014 C-1A, RB	4.15%	11/01/2039	2,880	2,880,234
Series 2014 E, RB	3.40%	11/01/2029	685	685,074
New York City Health and Hospitals Corp. (8 Spruce Street);
Eighth Series 2024, Ref. RB	4.00%	12/15/2031	1,250	1,280,853
Eighth Series 2024, Ref. RB	4.38%	12/15/2031	2,250	2,300,261
Eighth Series 2024, Ref. RB	5.25%	12/15/2031	2,500	2,575,578
New York City Health and Hospitals Corp. (Green Bonds);
Series 2021, RB (CEP - Federal Housing Administration)	2.00%	05/01/2032	135	124,493
Series 2021, RB (CEP - Federal Housing Administration)	2.10%	05/01/2033	195	175,005
Series 2022 F-2A, RB (CEP - Federal Housing Administration)(g)	3.40%	12/22/2026	7,500	7,500,097
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	16,005	16,019,121
Series 2015, Ref. RB	5.00%	11/15/2045	10,250	10,249,714
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	150	150,069
Series 2000 A, RB	6.63%	06/01/2042	2,920	2,920,220
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	4,450	4,534,354
New York Counties Tobacco Trust IV;
Series 2005 A, RB	4.75%	06/01/2026	425	425,252
Series 2010 A, RB(e)	6.25%	06/01/2041	8,060	7,781,233
New York Counties Tobacco Trust V; Series 2005 S-1, RB(k)	0.00%	06/01/2038	1,430	646,716
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	$3,230	$3,282,622
Series 2016 A, Ref. RB	6.75%	06/01/2035	4,860	4,933,144
Series 2016 A, Ref. RB	6.45%	06/01/2040	2,330	2,314,852
Series 2016 A, Ref. RB	6.00%	06/01/2043	8,180	8,126,377
Series 2016 A-1, Ref. RB	5.75%	06/01/2043	5,130	4,992,213
Series 2016 B, Ref. RB	5.00%	06/01/2036	1,000	1,004,262
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(e)	5.00%	11/15/2044	3,820	3,820,014
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	15,500	18,191,671
Series 2007, RB	5.50%	10/01/2037	1,070	1,286,661
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.); Series 2020, RB(a)(e)(g)	4.25%	09/03/2030	2,000	2,015,410
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds);
Series 2004 C, RB	4.50%	06/15/2030	15	15,019
Series 2017 E, RB	5.00%	06/15/2042	12,375	12,646,312
Series 2018 B, RB	5.00%	06/15/2038	2,755	2,882,876
New York State Urban Development Corp.; Series 2020, Ref. RB	3.00%	03/15/2040	3,435	3,046,721
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2043	5,000	4,846,216
New York State Urban Development Corp. (State Facilities and Equipment); Series 2004, VRD RB(i)	2.79%	03/15/2033	4,260	4,260,000
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	8,735	8,737,268
Series 2016, Ref. RB(a)	5.00%	08/01/2031	10,300	10,305,063
Series 2020, Ref. RB(a)	5.25%	08/01/2031	6,740	6,991,801
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2034	8,425	8,430,480
Series 2018, RB(a)	5.00%	01/01/2026	5,000	5,005,741
Series 2018, RB(a)	5.00%	01/01/2033	1,615	1,656,938
Series 2018, RB(a)	5.00%	01/01/2034	13,000	13,285,667
Series 2018, RB(a)	5.00%	01/01/2036	11,425	11,615,996
Series 2020, RB(a)	5.00%	10/01/2035	5,250	5,482,412
Series 2020, RB(a)	4.38%	10/01/2045	4,450	4,198,647
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2024, RB(a)	5.25%	06/30/2038	6,200	6,708,847
Series 2025, RB (INS - AGI)(a)(d)	5.50%	06/30/2038	1,625	1,835,204
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2030	1,000	1,001,025
Series 2016 A, RB(a)	4.00%	07/01/2033	4,000	3,984,974
Series 2016 A, RB (INS - AGI)(a)(d)	4.00%	07/01/2036	5,000	4,989,845
Series 2016 A, RB(a)	5.00%	07/01/2041	8,600	8,600,718
Series 2016 A, RB(a)	5.00%	07/01/2046	7,205	7,187,265
Series 2016 A, RB(a)	5.25%	01/01/2050	110	109,999
Series 2016, RB (INS - AGI)(a)(d)	4.00%	07/01/2031	8,805	8,804,863
Series 2016, RB (INS - AGI)(a)(d)	4.00%	07/01/2037	5,000	4,987,230
Series 2016, RB (INS - AGI)(a)(d)	5.00%	07/01/2046	150	150,004
Series 2023, RB(a)	5.63%	04/01/2040	2,260	2,374,987
New York Transportation Development Corp. (New York State Thruway); Series 2021, RB(a)	4.00%	10/31/2034	600	605,167
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(a)	5.00%	12/01/2037	2,310	2,460,718
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport);
Series 2020 A, Ref. RB(a)	5.00%	12/01/2034	$900	$953,354
Series 2020 A, Ref. RB(a)	5.00%	12/01/2036	900	944,125
Series 2020, Ref. RB(a)	5.00%	12/01/2031	1,200	1,289,094
Series 2020, Ref. RB	5.00%	12/01/2037	1,000	1,069,445
Series 2022, RB(a)	5.00%	12/01/2038	8,670	9,180,296
Series 2022, RB(a)	5.00%	12/01/2039	1,330	1,401,141
Series 2022, RB(a)	4.00%	12/01/2042	5,000	4,674,917
Newburgh (City of), NY Industrial Development Agency (Bourne & Kenney Redevelopment Co. LLC); Series 1999 A, RB(a)	5.75%	02/01/2032	1,635	1,640,696
Niagara Falls (City of), NY; Series 2016, Ref. GO Bonds (INS - BAM)(d)	5.00%	05/15/2029	665	671,891
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2014 A, Ref. RB(a)	5.00%	04/01/2028	1,000	1,000,502
Series 2014 A, Ref. RB(a)	5.00%	04/01/2029	725	725,341
Series 2014, Ref. RB(a)	5.00%	04/01/2026	1,000	1,001,184
Series 2019, Ref. RB(a)	5.00%	04/01/2033	725	754,781
Series 2019, Ref. RB(a)	5.00%	04/01/2035	1,780	1,844,720
Series 2019, Ref. RB(a)	5.00%	04/01/2037	750	771,992
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	4.00%	05/15/2029	1,115	1,099,774
Oneida County Local Development Corp. (Utica College); Series 2019, Ref. RB	5.00%	07/01/2026	755	759,114
Onondaga (County of), NY Resource Recovery Agency;
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2029	780	802,119
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2030	275	282,625
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2031	350	359,636
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2032	455	467,224
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2033	475	487,174
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2034	500	512,946
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2027	450	460,169
Series 2017, Ref. RB	5.00%	05/01/2028	600	613,554
Series 2017, Ref. RB	5.00%	05/01/2029	450	460,106
Series 2017, Ref. RB	5.00%	05/01/2030	835	853,580
Series 2017, Ref. RB	5.00%	05/01/2032	600	612,467
Series 2017, Ref. RB	5.00%	05/01/2033	1,580	1,610,800
Series 2017, Ref. RB	5.00%	05/01/2034	1,040	1,058,814
Poughkeepsie (City of), NY; Series 2019, Ref. GO Bonds	5.00%	06/01/2031	1,200	1,209,306
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2028	185	185,058
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR(a)	5.38%	12/01/2025	230	230,000
Rockland (County of), NY Solid Waste Management Authority (Green Bonds);
Series 2021 A, RB(a)	5.00%	12/15/2030	585	632,165
Series 2021 A, RB(a)	5.00%	12/15/2031	235	256,620
Series 2021 A, RB(a)	5.00%	12/15/2032	750	819,545
Series 2021 A, RB(a)	5.00%	12/15/2033	750	815,280
Saratoga County Capital Resource Corp. (Skidmore College); Series 2018, RB	5.00%	07/01/2048	4,515	4,589,137
Saratoga County Capital Resource Corp. (WSWHE Boces Project); Series 2025, RB	5.00%	07/01/2037	450	520,105
Schenectady County Capital Resource Corp. (Union College); Series 2017, Ref. RB	5.00%	01/01/2040	1,000	1,014,350
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2017, Ref. RB	5.00%	09/01/2028	400	404,868
Series 2017, Ref. RB	5.00%	09/01/2031	690	696,900
Series 2021 A, Ref. RB	5.00%	09/01/2029	165	171,679
Series 2021 A, Ref. RB	5.00%	09/01/2030	15	15,770
Series 2021 A, Ref. RB	5.00%	09/01/2031	90	95,405
Series 2021 A, Ref. RB	5.00%	09/01/2031	225	238,513
Series 2021 A, Ref. RB	5.00%	09/01/2032	190	200,819
Series 2021 A, Ref. RB	5.00%	09/01/2033	200	210,057
Series 2021 A, Ref. RB	5.00%	09/01/2034	460	481,578
Series 2021 A, Ref. RB	5.00%	09/01/2034	200	209,382
Series 2021 A, Ref. RB	5.00%	09/01/2035	225	234,442
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2021 A, Ref. RB	5.00%	09/01/2036	$200	$207,233
Series 2021 A, Ref. RB	5.00%	09/01/2036	225	233,137
Series 2021 A, Ref. RB	5.00%	09/01/2037	250	257,575
Series 2021 A, Ref. RB	5.00%	09/01/2038	200	204,989
Series 2021 A, Ref. RB	5.00%	09/01/2039	275	280,608
Series 2021 A, Ref. RB	5.00%	09/01/2039	200	204,078
Series 2021 A, Ref. RB	5.00%	09/01/2041	50	50,079
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2043	9,170	9,172,756
Series 2016 A, Ref. RB	5.00%	07/01/2030	785	793,311
Series 2016 A, Ref. RB	5.00%	07/01/2031	450	454,497
Suffern (Village of), NY; Series 2016, GO Bonds	5.00%	03/15/2026	475	475,784
Suffolk (County of), NY Water Authority; Series 2018 A, RB	4.00%	06/01/2041	3,500	3,526,283
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(e)	6.75%	06/01/2027	135	135,097
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	5.00%	12/01/2034	8,000	8,248,122
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-1, RB(e)	4.85%	11/01/2031	4,790	4,839,546
Series 2016 B-1, RB(e)	4.85%	11/01/2031	1,235	1,247,774
Series 2016 C-1, RB(e)	4.85%	11/01/2031	1,205	1,217,464
Series 2016 D-1, RB(e)	4.85%	11/01/2031	795	803,223
Triborough Bridge & Tunnel Authority;
Series 2016 A, Ref. RB	5.00%	11/15/2041	9,000	9,036,202
Series 2016 A, Ref. RB	5.00%	11/15/2046	6,260	6,274,213
Series 2017 A, RB	5.00%	11/15/2038	1,315	1,348,522
Series 2017 B, Ref. RB	5.00%	11/15/2036	5,000	5,142,309
Series 2024 A-1, RB	5.00%	11/15/2040	3,000	3,356,365
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute);
Series 2020 A, Ref. RB	5.00%	09/01/2037	6,500	6,923,238
Series 2020, Ref. RB	5.00%	09/01/2035	5,500	5,920,743
Series 2020, Ref. RB	5.00%	09/01/2039	1,000	1,054,267
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	4,680	4,162,547
Series 2017 A, Ref. RB	5.00%	06/01/2030	6,275	6,429,874
Series 2017 A, Ref. RB	5.00%	06/01/2031	5,000	5,118,980
Series 2017 A, Ref. RB	5.00%	06/01/2032	5,000	5,102,989
Series 2017 A, Ref. RB	5.00%	06/01/2033	5,000	5,100,597
Series 2017 A, Ref. RB	5.00%	06/01/2041	5,450	5,464,420
Westchester (County of), NY Industrial Development Agency (Crescent Manor Ossining);
Series 2025 A-1, RB(e)	6.20%	12/01/2042	2,000	1,990,719
Series 2025 A-2, RB(e)	6.00%	06/01/2028	10,000	10,044,531
Westchester County Local Development Corp. (Westchester County Health Care Corp.); Series 2025, RB	6.50%	11/01/2030	4,350	4,576,460
Westchester County Local Development Corp. (Kendal on Hudson);
Series 2022, Ref. RB	5.00%	01/01/2027	170	172,024
Series 2022, Ref. RB	5.00%	01/01/2037	525	551,166
Westchester County Local Development Corp. (Purchase Senior Learning Community Inc.);
Series 2021, Ref. RB(e)	5.00%	07/01/2036	2,765	2,844,131
Series 2021, Ref. RB(e)	5.00%	07/01/2041	300	299,305
Westchester County Local Development Corp. (Sarah Lawrence College); Series 2016 A, Ref. RB	4.00%	06/01/2031	2,190	2,191,105
Western Regional Off-Track Betting Corp.;
Series 2021, Ref. RB(e)	3.00%	12/01/2026	550	543,013
Series 2021, Ref. RB(e)	4.13%	12/01/2041	500	454,382
Yonkers (City of), NY; Series 2022 F, GO Bonds (INS - BAM)(d)	5.00%	11/15/2040	1,680	1,847,121
Yonkers Economic Development Corp. (Charter School Education Excellence); Series 2019 A, RB	4.00%	10/15/2029	165	164,283
				1,314,826,540
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–5.90%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	$26,425	$26,787,715
Series 2002, RB	5.63%	05/15/2043	800	813,193
PRCCDA Custodial Trust; Series A(k)	0.00%	03/15/2049	105	23,846
PRHTA Custodial Trust; Series 2023 A-1, RB(b)	5.25%	12/06/2049	31	9,041
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(k)	0.00%	07/01/2033	9,941	7,167,501
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	2,539	2,597,785
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	794	843,314
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	772	849,840
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,524	1,522,627
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	658	653,210
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	564	542,596
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	976	902,812
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	4,000	3,559,148
Subseries 2022, RN(k)	0.00%	11/01/2051	6,882	2,331,284
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	3,104	3,008,991
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 02/07/2002-03/25/2024; Cost $1,840,275)(c)	6.63%	01/01/2027	1,665	1,655,881
Series 2023 A, RB (Acquired 02/07/2002-06/07/2011; Cost $14,632,086)(c)	6.63%	01/01/2028	12,696	12,606,739
Puerto Rico (Commonwealth of) Municipal Finance Agency; Series 2002 A, RB (INS - AGI)(d)	5.00%	08/01/2027	515	516,380
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(k)	0.00%	07/01/2027	4,240	4,020,419
Series 2018 A-1, RB(k)	0.00%	07/01/2031	10,000	8,208,312
Series 2018 A-1, RB(k)	0.00%	07/01/2033	665	504,962
Series 2018 A-1, RB(k)	0.00%	07/01/2046	2,073	706,888
Series 2018 A-1, RB(k)	0.00%	07/01/2051	1	249
Series 2018 A-1, RB	4.75%	07/01/2053	1,809	1,722,170
Series 2019 A-2, RB	4.33%	07/01/2040	2,176	2,122,430
Series 2019 A-2, RB	4.54%	07/01/2053	75	68,410
Series 2019 A-2, RB	4.78%	07/01/2058	1,004	947,846
University of Puerto Rico; Series 2006 Q, RB (Acquired 02/07/2007; Cost $300,000)(c)	5.00%	06/01/2030	300	295,800
				84,989,389
Northern Mariana Islands–0.20%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(e)	5.00%	06/01/2030	2,985	2,950,242
Virgin Islands–0.14%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2026	1,715	1,719,762
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2027	50	50,141
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2028	280	280,799
				2,050,702
Guam–0.02%
Guam (Territory of) Waterworks Authority; Series 2025 A, RB	5.00%	07/01/2036	240	266,914
Total Municipal Obligations (Cost $1,405,260,429)				1,405,083,787
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(k)(l)			279,243	0
TOTAL INVESTMENTS IN SECURITIES(m)–97.48% (Cost $1,405,260,429)				1,405,083,787
OTHER ASSETS LESS LIABILITIES–2.52%				36,335,741
NET ASSETS–100.00%				$1,441,419,528
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CPI	– Consumer Price Index
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2025 was $321,282, which represented less than 1% of the Fund’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at November 30, 2025 was $16,828,661, which represented 1.17% of the Fund’s Net Assets.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $87,583,481, which represented 6.08% of the Fund’s Net Assets.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2025.
(i)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2025.

(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(k)	Zero coupon bond issued at a discount.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(m)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	5.48%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rochester® Limited Term New York Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,405,083,787	$—	$1,405,083,787
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	1,405,083,787	0	1,405,083,787
Other Investments - Assets
Investments Matured	—	1,873,904	—	1,873,904
Total Investments	$—	$1,406,957,691	$0	$1,406,957,691
Invesco Rochester® Limited Term New York Municipal Fund